Annual
Reporty

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                                                     DECEMBER 31, 2001





MUTUAL DISCOVERY FUND

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FRANKLIN TEMPLETON INVESTMENTS

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THANK YOU FOR INVESTING  WITH FRANKLIN  TEMPLETON.  WE ENCOURAG OUR INVESTORS TO
MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.

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DAVID J. WINTERS, CFA
PORTFOLIO MANAGER
MUTUAL DISCOVERY FUND
PRESIDENT AND CHIEF INVESTMENT OFFICER
FRANKLIN MUTUAL ADVISERS, LLC


PETER A. LANGERMAN
CHIEF EXECUTIVE OFFICER
FRANKLIN MUTUAL ADVISERS, LLC


[PHOTO OMITTED]

TIMOTHY RANKIN, CFA
ASSISTANT PORTFOLIO MANAGER
MUTUAL DISCOVERY FUND


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FRANKLINTEMPLETON.COM
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SHAREHOLDER LETTER


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YOUR FUND'S GOAL: MUTUAL DISCOVERY FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY
INVESTING PRIMARILY IN COMMON AND PREFERRED STOCKS AND BONDS. THE FUND MAY ALSO INVEST 50% OR MORE OF ITS ASSETS IN FOREIGN SECURITIES.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you Mutual Discovery Fund's annual report for the period ended December 31, 2001. In a difficult investment environment, Mutual Discovery Fund - Class Z posted a 1.26% one-year cumulative total return, as shown in the Performance Summary beginning on page 8. The Fund's performance compared favorably with that of its benchmarks, the Standard & Poor's 500 Composite Index (S&P 500(R)) and the Morgan Stanley Capital International (MSCI(R)) World Index, which returned -11.88% and -16.52% for the same time.1 Our focus on long-term value investing has benefited our shareholders, not only this past year, but over the longer term as well. However, we encourage investors to put all our results, both outperformance and underperformance, in the proper perspective.





1. Source: Standard & Poor's Micropal. The unmanaged S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The unmanaged MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally. The indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 16.

CONTENTS



Shareholder Letter .......................   1

Performance Summary ......................   8

Financial Highlights &
Statement of Investments .................  12

Financial Statements .....................  27

Notes to
Financial Statements .....................  31

Independent
Auditors' Report .........................  39

Tax Designation ..........................  40

Directors and Officers ...................  41

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FUND CATEGORY
Global

[GRAPHIC OMITTED]
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
12/31/01

U.S.                                    34.0%

U.K.                                     7.1%

FRANCE                                   5.4%

SPAIN                                    3.5%

SWITZERLAND                              3.0%

CANADA                                   3.0%

SWEDEN                                   2.7%

NETHERLANDS                              2.1%

IRISH REPUBLIC                           2.0%

NORWAY                                   1.6%

DENMARK                                  1.2%

JAPAN                                    1.1%

OTHER COUNTRIES                          3.8%

FIXED INCOME SECURITIES                  6.9%

GOVERNMENT AGENCIES
& OTHER NET ASSETS                      22.6%


We strive for excellent, risk-adjusted returns over the long term for our shareholders.

A rapid slowdown in U.S. and foreign economies, leading to deteriorating earnings and uncertain profit forecasts, characterized the year under review. September 11's terrorist attacks significantly worsened the domestic economic outlook as business and consumer spending declined further. In November, the National Bureau of Economic Research stated the U.S. economy officially had entered into recession. Aimed at revitalizing the U.S. economy, the Federal Reserve Board cut interest rates an unprecedented 11 times in 2001, bringing the federal funds target rate to a 40-year low of 1.75%.

The year 2001 was extremely trying for investors around the world. Most major stock markets worldwide experienced substantial volatility and negative returns during the year due to the global economic slowdown, devastating terrorist attacks and ensuing war in Afghanistan. The European and Japanese markets declined in excess of the U.S. equity market's double-digit percentage declines.

We attribute your Fund's relative outperformance primarily to our continued focus on individual, undervalued special situations, which we discovered in our global search for compelling investment opportunities. We conducted in-depth analysis and bought securities where we saw substantial upside with relatively little risk. In such difficult times as we suffered in 2001, however, many discounts to intrinsic value proved persistent as business conditions deteriorated. Capital preservation is another key tenet of our investment philosophy. We are gratified to have finished the year with your capital intact with a small gain. As a result, we believe we are well-positioned to take advantage of profitable opportunities as these arise.

In 2001, we found attractive opportunities in out-of-favor securities around the world. Because the Japanese economy continued to deteriorate, we began to see certain companies taking steps to improve their competitive positions and reduce their cost structures. With the Japanese stock market trading at mid-1980s' levels, we acquired shares in a few companies we believed were substantially undervalued and whose management teams appeared to be taking proactive improvements. Takeda Chemical Industries is Japan's largest pharmaceutical company, which traded at a significant discount to other major first-tier competitors. Management seems to be working to create value for the shareholders. In the U.K., we sold some of our holdings that became fully priced. On the other hand, we modestly increased our exposure to the rest of Europe as we believed governments generally acted more rationally toward businesses.

During the year under review, our distressed securities investments materially outperformed the markets in general and contributed substantially to Fund performance. The three largest gainers were California utility PG&E, commercial finance company Finova Capital and Kindred, a nursing home business. Our PG&E investment provides a textbook example of how our expertise in analyzing distressed situations enables us to generate significant returns for our shareholders. PG&E ran into financial difficulties when deregulated wholesale prices soared and a rate freeze in California prevented the company from passing on its higher costs. Forced to sell electricity below cost, Pacific Gas & Electric, a subsidiary of PG&E, filed for bankruptcy in April 2001. Publicly-traded securities in PG&E and its subsidiary were punished. After collecting and reviewing extensive information about the California deregulatory process and the company's assets, we

-----------------------------------------------------
TOP 10 SECTORS/INDUSTRIES
Based on Equity Securites
12/31/01

                                           % OF TOTAL
                                           NET ASSETS
-----------------------------------------------------

Insurance                                        7.3%

Media                                            7.2%

Tobacco                                          5.9%

Diversified Financials                           4.3%

Food Products                                    3.5%

Banks                                            3.2%

Diversified Telecommunication Services           3.1%

Beverages                                        3.0%

Construction & Engineering                       2.7%

Paper & Forest Products                          2.6%

-----------------------------------------------------


became convinced that PG&E's stock and Pacific Gas & Electric's debt were significantly undervalued. Our research paid off as these investments appreciated considerably. Our investments in Kindred and Finova (sold during the year) also increased in value as both companies successfully reorganized and emerged from bankruptcy.

Among our largest equity gainers in 2001 was Cendant. We purchased Cendant shares when the company was experiencing short-term weakness and its shares were trading at a significant discount to our estimate of their intrinsic value. The company has a very strong portfolio of brands including Avis, Ramada and Century 21, and management has shifted its strategic focus from fixing the balance sheet to growing its businesses. In addition, Cendant's royalty-based business model is less sensitive to the economy than many of its peers.

White Mountains Insurance Group, which has a highly respected management team, contributed to the Fund's performance during 2001. We participated in financing the company's acquisition of the U.S. property and casualty business of CGNU, a U.K. company. The stock market revalued White Mountains' shares significantly higher to reflect this very attractive acquisition. In addition, after the tragic events of September 11, insurance companies worldwide reassessed their businesses and actively re-priced certain historically underpriced products. As a result, we believe that this sector's fundamentals look more promising than they have in some time.

Unfortunately, not all of our investments performed as anticipated. Fund holding Railtrack Group, Britain's largest railway infrastructure operator, saw its primary operating subsidiary forced into administration, the British equivalent of bankruptcy, when the government unilaterally withdrew promised funding. We believe this was the same as the government's seizing the equity value of the company without proper compensation. We are working aggressively to obtain the best outcome for our shareholders. Another disappointing stock was Qwest Communications, a consumer and business communications services provider. The weakening economy and resulting decrease in demand for telecommunications services impacted Qwest's revenues and cash flow more severely than we expected.

Looking forward to 2002, we are hopeful that the markets will continue to offer attractive investment opportunities in the distressed arena, as many overleveraged but operationally viable companies are pushed to the financial brink. We are also optimistic that we will continue to find undervalued securities of companies with sound businesses, valuable assets, strong management teams and solid balance sheets. Lastly, with many stocks beaten down and interest rates significantly lower than a year ago, we expect to find numerous opportunities in deals, corporate actions and risk arbitrage, as some industries such as health care, financials and leisure continue to consolidate.

As always, we will strive to provide our shareholders with excellent risk-adjusted returns using our unique approach of





TOP 10 HOLDINGS
12/31/01

COMPANY
SECTOR/INDUSTRY,                       % OF TOTAL
COUNTRY                                NET ASSETS
-------------------------------------------------

Berkshire Hathaway
Inc., A & B                                  3.1%
INSURANCE, U.S.

PG&E Corp. (Common &
Fixed Income)                                1.9%
ELECTRIC UTILITIES, U.S.

Lagardere SCA                                1.6%
MEDIA, FRANCE

Suez SA                                      1.4%
MULTI-UTILITIES, FRANCE

Canary Wharf Group PLC                       1.4%
REAL ESTATE, U.K.

Telephone & Data
Systems Inc.                                 1.3%
DIVERSIFIED TELECOMMUNICATION SERVICES, U.S.

British American
Tobacco PLC                                  1.3%
TOBACCO, U.K.

Vinci SA                                     1.3%
CONSTRUCTION &
ENGINEERING, FRANCE

Brown-Forman Corp.,
A & B                                        1.3%
BEVERAGES, U.S.

Altadis SA                                   1.2%
TOBACCO, SPAIN

-------------------------------------------------

[SIDEBAR]

A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.




investing in undervalued equities, distressed debt and risk arbitrage. In the meantime, we believe our portfolio is well-positioned regardless of how the global economy fares.

We appreciate your participation in Mutual Discovery Fund and welcome your comments and suggestions, either through regular mail or by email at mutualseries@frk.com.

Sincerely,



/S/ SIGNATURE

David J. Winters, CFA
Portfolio Manager



/S/ SIGNATURE

Timothy Rankin, CFA
Assistant Portfolio Manager



Mutual Discovery Fund

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The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments involve higher credit risks. These and other risks are discussed in the prospectus.

This discussion reflects our views, opinions and portfolio holdings as of December 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 12/31/01

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.




PRICE AND DISTRIBUTION INFORMATION

CLASS Z                        CHANGE        12/31/01  12/31/00
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.74        $18.19     $18.93
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income               $0.3466
Short-Term Capital Gain       $0.2060
Long-Term Capital Gain        $0.4176
---------------------------------------------------------------
     Total                    $0.9702

CLASS A                        CHANGE        12/31/01  12/31/00
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.75        $18.08     $18.83
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income               $0.2820
Short-Term Capital Gain       $0.2060
Long-Term Capital Gain        $0.4176
---------------------------------------------------------------
     Total                    $0.9056

CLASS B                        CHANGE        12/31/01  12/31/00
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.79        $17.87     $18.66
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income               $0.2025
Short-Term Capital Gain       $0.2060
Long-Term Capital Gain        $0.4176
---------------------------------------------------------------
     Total                    $0.8261

CLASS C                        CHANGE        12/31/01  12/31/00
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.74        $18.03     $18.77
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income               $0.1600
Short-Term Capital Gain       $0.2060
Long-Term Capital Gain        $0.4176
---------------------------------------------------------------
     Total                    $0.7836



--------------------------------------------------------------------------------
CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.*

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Mutual Discovery Fund paid distributions derived from long-term capital gains totaling 41.76 cents ($0.4176) per share in June and December 2001. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).
--------------------------------------------------------------------------------

PERFORMANCE




                                                       INCEPTION
CLASS Z                               1-YEAR   5-YEAR (12/31/92)
----------------------------------------------------------------
Cumulative Total Return1               1.26%    74.37%  294.42%
Average Annual Total Return2           1.26%    11.76%   16.47%
Value of $10,000 Investment3         $10,126   $17,437  $39,442


                                                       INCEPTION
CLASS A                               1-YEAR   5-YEAR  (11/1/96)
----------------------------------------------------------------
Cumulative Total Return1               0.86%    71.12%   79.43%
Average Annual Total Return2          -4.94%    10.03%   10.71%
Value of $10,000 Investment3          $9,506   $16,125  $16,918


                                                       INCEPTION
CLASS B                                        1-YEAR  (1/1/99)
----------------------------------------------------------------
Cumulative Total Return1                         0.21%   38.75%
Average Annual Total Return2                    -3.62%   10.77%
Value of $10,000 Investment3                    $9,638  $13,728


                                                       INCEPTION
CLASS C                               1-YEAR   5-YEAR  (11/1/96)
----------------------------------------------------------------
Cumulative Total Return1               0.25%    65.78%   73.83%
Average Annual Total Return2          -1.71%    10.42%   11.08%
Value of $10,000 Investment3          $9,829   $16,416  $17,217




1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEXES INCLUDE REINVESTED DIVIDENDS. THEY DIFFER FROM THE FUND IN COMPOSITION AND DO NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.






[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:

                   CLASS Z (12/31/92-12/31/01)
      DATE       MUTUAL DISCOVERY      S&P 500        MSCI WORLD
                       FUND
----------------------------------------------------------------
   12/31/1992         $10,000          $10,000         $10,000
   12/31/1993         $13,585          $11,006         $12,313
   12/31/1994         $14,077          $11,151         $13,000
   12/31/1995         $18,107          $15,336         $15,772
   12/31/1996         $22,620          $18,856         $17,980
   12/31/1997         $27,810          $25,145         $20,898
   12/31/1998         $27,282          $32,331         $26,080
   12/31/1999         $34,594          $39,133         $32,689
   12/31/2000         $38,950          $35,572         $28,466
   12/31/2001         $39,442          $31,346         $23,763

AVERAGE ANNUAL TOTAL RETURN

CLASS Z                   12/31/01
----------------------------------
1-Year                       1.26%
5-Year                      11.76%
Since Inception (12/31/92)  16.47%

[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:

            CLASS A (11/1/96-12/31/01)
    DATE         MUTUAL     S&P 500   MSCI WORLD
                 DISCOVERY
                 FUND
------------------------------------------------
 11/01/1996      $9,424     $10,000     $10,000
 11/30/1996      $9,808     $10,755     $10,562
 12/31/1996      $9,887     $10,542     $10,395
 01/31/1997     $10,348     $11,200     $10,522
 02/28/1997     $10,544     $11,288     $10,645
 03/31/1997     $10,446     $10,826     $10,436
 04/30/1997     $10,463     $11,471     $10,780
 05/31/1997     $10,838     $12,168     $11,447
 06/30/1997     $11,235     $12,713     $12,019
 07/31/1997     $11,718     $13,724     $12,575
 08/31/1997     $11,607     $12,955     $11,736
 09/30/1997     $12,188     $13,664     $12,376
 10/31/1997     $11,830     $13,208     $11,726
 11/30/1997     $11,900     $13,819     $11,936
 12/31/1997     $12,109     $14,057     $12,083
 01/31/1998     $12,109     $14,212     $12,421
 02/28/1998     $12,726     $15,236     $13,263
 03/31/1998     $13,453     $16,016     $13,825
 04/30/1998     $13,697     $16,178     $13,962
 05/31/1998     $13,877     $15,900     $13,789
 06/30/1998     $13,530     $16,545     $14,119
 07/31/1998     $13,208     $16,370     $14,097
 08/31/1998     $11,398     $14,006     $12,220
 09/30/1998     $10,885     $14,904     $12,438
 10/31/1998     $11,181     $16,116     $13,565
 11/30/1998     $11,741     $17,092     $14,374
 12/31/1998     $11,822     $18,077     $15,078
 01/31/1999     $11,905     $18,832     $15,410
 02/28/1999     $11,760     $18,247     $15,001
 03/31/1999     $12,303     $18,977     $15,629
 04/30/1999     $13,122     $19,711     $16,247
 05/31/1999     $13,129     $19,246     $15,656
 06/30/1999     $13,594     $20,314     $16,389
 07/31/1999     $13,440     $19,680     $16,341
 08/31/1999     $13,266     $19,582     $16,315
 09/30/1999     $13,091     $19,045     $16,158
 10/31/1999     $13,357     $20,251     $17,000
 11/30/1999     $14,056     $20,662     $17,481
 12/31/1999     $14,941     $21,879     $18,899
 01/31/2000     $14,877     $20,780     $17,818
 02/29/2000     $15,353     $20,388     $17,868
 03/31/2000     $16,008     $22,382     $19,104
 04/30/2000     $15,823     $21,708     $18,298
 05/31/2000     $15,915     $21,263     $17,837
 06/30/2000     $15,954     $21,788     $18,440
 07/31/2000     $16,152     $21,448     $17,924
 08/31/2000     $16,624     $22,780     $18,510
 09/30/2000     $16,449     $21,577     $17,527
 10/31/2000     $16,579     $21,487     $17,236
 11/30/2000     $16,289     $19,794     $16,192
 12/31/2000     $16,773     $19,891     $16,455
 01/31/2001     $17,281     $20,597     $16,775
 02/28/2001     $17,272     $18,720     $15,359
 03/31/2001     $16,746     $17,535     $14,353
 04/30/2001     $17,227     $18,896     $15,418
 05/31/2001     $17,744     $19,023     $15,227
 06/30/2001     $17,822     $18,560     $14,752
 07/31/2001     $17,786     $18,379     $14,557
 08/31/2001     $17,605     $17,230     $13,861
 09/30/2001     $16,098     $15,839     $12,641
 10/31/2001     $16,143     $16,142     $12,885
 11/30/2001     $16,549     $17,380     $13,649
 12/31/2001     $16,918     $17,533     $13,737

AVERAGE ANNUAL TOTAL RETURN

CLASS A                  12/31/01
---------------------------------
1-Year                     -4.94%
5-Year                     10.03%
Since Inception (11/1/96)  10.71%

[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:

               CLASS B (1/1/99-12/31/01)
    DATE         MUTUAL       S&P 500     MSCI WORLD
                 DISCOVERY
                 FUND
 -----------------------------------------------------
 01/01/1999      $10,000       $10,000       $10,000
 01/31/1999      $10,070       $10,418       $10,220
 02/28/1999       $9,942       $10,094        $9,949
 03/31/1999      $10,396       $10,498       $10,365
 04/30/1999      $11,076       $10,904       $10,776
 05/31/1999      $11,076       $10,647       $10,383
 06/30/1999      $11,462       $11,238       $10,869
 07/31/1999      $11,320       $10,887       $10,838
 08/31/1999      $11,172       $10,833       $10,820
 09/30/1999      $11,018       $10,536       $10,716
 10/31/1999      $11,231       $11,203       $11,275
 11/30/1999      $11,816       $11,430       $11,594
 12/31/1999      $12,555       $12,103       $12,534
 01/31/2000      $12,495       $11,496       $11,817
 02/29/2000      $12,885       $11,278       $11,850
 03/31/2000      $13,420       $12,381       $12,670
 04/30/2000      $13,264       $12,009       $12,136
 05/31/2000      $13,330       $11,763       $11,830
 06/30/2000      $13,356       $12,053       $12,230
 07/31/2000      $13,517       $11,865       $11,887
 08/31/2000      $13,903       $12,602       $12,276
 09/30/2000      $13,755       $11,937       $11,624
 10/31/2000      $13,851       $11,886       $11,431
 11/30/2000      $13,607       $10,950       $10,738
 12/31/2000      $13,998       $11,003       $10,913
 01/31/2001      $14,411       $11,394       $11,125
 02/28/2001      $14,396       $10,356       $10,186
 03/31/2001      $13,961        $9,700        $9,519
 04/30/2001      $14,351       $10,453       $10,225
 05/31/2001      $14,771       $10,523       $10,099
 06/30/2001      $14,832       $10,268        $9,783
 07/31/2001      $14,787       $10,167        $9,654
 08/31/2001      $14,627        $9,532        $9,193
 09/30/2001      $13,373        $8,762        $8,384
 10/31/2001      $13,403        $8,930        $8,546
 11/30/2001      $13,730        $9,615        $9,052
 12/31/2001      $13,728        $9,699        $9,110

AVERAGE ANNUAL TOTAL RETURN

CLASS B                 12/31/01
--------------------------------
1-Year                    -3.62%
Since Inception (1/1/99)  10.77%


[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:

           CLASS C (11/1/96-12/31/01)
    DATE        MUTUAL     S&P 500   MSCI WORLD
                DISCOVERY
                FUND
------------------------------------------------
 11/01/1996      $9,899     $10,000     $10,000
 11/30/1996     $10,303     $10,755     $10,562
 12/31/1996     $10,386     $10,542     $10,395
 01/31/1997     $10,869     $11,200     $10,522
 02/28/1997     $11,069     $11,288     $10,645
 03/31/1997     $10,954     $10,826     $10,436
 04/30/1997     $10,966     $11,471     $10,780
 05/31/1997     $11,353     $12,168     $11,447
 06/30/1997     $11,759     $12,713     $12,019
 07/31/1997     $12,265     $13,724     $12,575
 08/31/1997     $12,142     $12,955     $11,736
 09/30/1997     $12,739     $13,664     $12,376
 10/31/1997     $12,357     $13,208     $11,726
 11/30/1997     $12,425     $13,819     $11,936
 12/31/1997     $12,639     $14,057     $12,083
 01/31/1998     $12,632     $14,212     $12,421
 02/28/1998     $13,265     $15,236     $13,263
 03/31/1998     $14,018     $16,016     $13,825
 04/30/1998     $14,267     $16,178     $13,962
 05/31/1998     $14,442     $15,900     $13,789
 06/30/1998     $14,078     $16,545     $14,119
 07/31/1998     $13,734     $16,370     $14,097
 08/31/1998     $11,849     $14,006     $12,220
 09/30/1998     $11,313     $14,904     $12,438
 10/31/1998     $11,616     $16,116     $13,565
 11/30/1998     $12,186     $17,092     $14,374
 12/31/1998     $12,270     $18,077     $15,078
 01/31/1999     $12,342     $18,832     $15,410
 02/28/1999     $12,192     $18,247     $15,001
 03/31/1999     $12,742     $18,977     $15,629
 04/30/1999     $13,586     $19,711     $16,247
 05/31/1999     $13,586     $19,246     $15,656
 06/30/1999     $14,062     $20,314     $16,389
 07/31/1999     $13,888     $19,680     $16,341
 08/31/1999     $13,707     $19,582     $16,315
 09/30/1999     $13,518     $19,045     $16,158
 10/31/1999     $13,786     $20,251     $17,000
 11/30/1999     $14,497     $20,662     $17,481
 12/31/1999     $15,399     $21,879     $18,899
 01/31/2000     $15,333     $20,780     $17,818
 02/29/2000     $15,811     $20,388     $17,868
 03/31/2000     $16,472     $22,382     $19,104
 04/30/2000     $16,281     $21,708     $18,298
 05/31/2000     $16,362     $21,263     $17,837
 06/30/2000     $16,390     $21,788     $18,440
 07/31/2000     $16,587     $21,448     $17,924
 08/31/2000     $17,058     $22,780     $18,510
 09/30/2000     $16,877     $21,577     $17,527
 10/31/2000     $16,995     $21,487     $17,236
 11/30/2000     $16,697     $19,794     $16,192
 12/31/2000     $17,174     $19,891     $16,455
 01/31/2001     $17,687     $20,597     $16,775
 02/28/2001     $17,668     $18,720     $15,359
 03/31/2001     $17,129     $17,535     $14,353
 04/30/2001     $17,614     $18,896     $15,418
 05/31/2001     $18,126     $19,023     $15,227
 06/30/2001     $18,197     $18,560     $14,752
 07/31/2001     $18,150     $18,379     $14,557
 08/31/2001     $17,946     $17,230     $13,861
 09/30/2001     $16,408     $15,839     $12,641
 10/31/2001     $16,445     $16,142     $12,885
 11/30/2001     $16,843     $17,380     $13,649
 12/31/2001     $17,217     $17,533     $13,737








AVERAGE ANNUAL TOTAL RETURN

CLASS C                  12/31/01
---------------------------------
1-Year                     -1.71%
5-Year                     10.42%
Since Inception (11/1/96)  11.08%






4. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally.

Past performance does not guarantee future results.

MUTUAL DISCOVERY FUND
Financial Highlights


                                                                               CLASS Z
                                                       -----------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                       -----------------------------------------------------------
                                                               2001        2000        1999       1998       1997
                                                       -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)

Net asset value, beginning of year ...................       $18.93      $21.10      $17.27     $18.89     $17.18
                                                       -----------------------------------------------------------
Income from investment operations:
 Net investment income ...............................          .37         .36         .25        .38        .39
 Net realized and unrealized gains (losses) ..........         (.14)       2.14        4.32       (.71)      3.49
                                                       -----------------------------------------------------------
Total from investment operations .....................          .23        2.50        4.57       (.33)      3.88
                                                       -----------------------------------------------------------
Less distributions from:
 Net investment income ...............................         (.34)       (.63)       (.42)      (.48)      (.81)
 Net realized gains ..................................         (.63)      (4.04)       (.32)      (.81)     (1.36)
                                                       -----------------------------------------------------------
Total distributions ..................................         (.97)      (4.67)       (.74)     (1.29)     (2.17)
                                                       -----------------------------------------------------------
Net asset value, end of year .........................       $18.19      $18.93      $21.10     $17.27     $18.89
                                                       ===========================================================
Total return .........................................        1.26%      12.59%      26.80%    (1.90)%     22.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................   $1,931,117  $2,010,578  $2,038,298 $2,514,144 $3,879,550
Ratios to average net assets:
 Expenses(a) .........................................        1.04%       1.05%       1.05%      1.01%       .98%
 Expenses, excluding waiver and payments by affiliate(a)      1.04%       1.07%       1.11%      1.04%      1.00%
 Net investment income ...............................        1.93%       1.64%       1.33%      1.81%      1.82%
Portfolio turnover rate ..............................       59.32%      75.34%      87.67%     83.57%     58.15%

(a)Excluding dividend expense on securities sold short,
 the ratios of expenses and expenses, excluding waiver
 and payments by affiliate to average net assets, would
 have been:
 Expenses ............................................        1.02%       1.02%       1.03%      1.00%       .98%
 Expenses, excluding waiver and payments by affiliate         1.02%       1.04%       1.09%      1.03%      1.00%



+Based on average weighted shares outstanding effective year ended December 31, 1999.

MUTUAL DISCOVERY FUND
Financial Highlights (CONTINUED)


                                                                               CLASS A
                                                       -------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                       -------------------------------------------------------
                                                            2001+     2000+      1999+     1998      1997+
                                                       -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year ...................       $18.83    $21.00     $17.19    $18.83    $17.15
                                                       -------------------------------------------------------
Income from investment operations:
 Net investment income ...............................          .30       .28        .18       .32       .27
 Net realized and unrealized gains (losses) ..........         (.14)     2.14       4.30      (.74)     3.54
                                                       -------------------------------------------------------
Total from investment operations .....................          .16      2.42       4.48      (.42)     3.81
                                                       -------------------------------------------------------
Less distributions from:
 Net investment income ...............................         (.28)     (.55)      (.35)     (.41)     (.77)
 Net realized gains ..................................         (.63)    (4.04)      (.32)     (.81)    (1.36)
                                                       -------------------------------------------------------
Total distributions ..................................         (.91)    (4.59)      (.67)    (1.22)    (2.13)
                                                       -------------------------------------------------------
Net asset value, end of year .........................       $18.08    $18.83     $21.00    $17.19    $18.83
                                                       =======================================================
Total return* ........................................         .86%    12.27%     26.38%   (2.37)%    22.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................     $911,434  $877,528   $844,462  $859,848  $693,952
Ratios to average net assets:
 Expenses(a) .........................................        1.39%     1.40%      1.40%     1.36%     1.33%
 Expenses, excluding waiver and payments by affiliate(a)      1.39%     1.42%      1.46%     1.39%     1.35%
 Net investment income ...............................        1.57%     1.30%       .98%     1.46%     1.39%
Portfolio turnover rate ..............................       59.32%    75.34%     87.67%    83.57%    58.15%

(a)Excluding dividend expense on securities sold short,
 the ratios of expenses and expenses, excluding waiver
 and payments by affiliate to average net assets, would
 have been:
 Expenses .............................................       1.37%     1.37%      1.38%     1.35%     1.33%
 Expenses, excluding waiver and payments by affiliate .       1.37%     1.39%      1.44%     1.38%     1.35%



*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding.

MUTUAL DISCOVERY FUND
Financial Highlights (CONTINUED)


                                                                                          CLASS B
                                                                                ------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                                                ------------------------------
                                                                                 2001      2000      1999++
                                                                                ------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)

Net asset value, beginning of year ..........................................     $18.66    $20.90    $17.19
                                                                                ------------------------------
Income from investment operations:
 Net investment income ......................................................        .16       .15       .01
 Net realized and unrealized gains (losses) .................................       (.12)     2.11      4.33
                                                                                ------------------------------
Total from investment operations ............................................        .04      2.26      4.34
                                                                                ------------------------------
Less distributions from:
 Net investment income ......................................................       (.20)     (.46)     (.31)
 Net realized gains .........................................................       (.63)    (4.04)     (.32)
                                                                                ------------------------------
Total distributions .........................................................       (.83)    (4.50)     (.63)
                                                                                ------------------------------
Net asset value, end of year ................................................     $17.87    $18.66    $20.90
                                                                                ==============================
Total return* ...............................................................       .21%    11.50%    25.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................................    $41,346   $19,949    $8,090
Ratios to average net assets:
 Expenses(a) ................................................................      2.04%     2.05%     2.05%
 Expenses, excluding waiver and payments by affiliate(a) ....................      2.04%     2.07%     2.11%
 Net investment income ......................................................       .85%      .70%      .08%
Portfolio turnover rate .....................................................     59.32%    75.34%    87.67%

(a)Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waiver and payments by affiliate to average net assets, would have been:
 Expenses ...................................................................      2.02%     2.02%     2.03%
 Expenses, excluding waiver and payments by affiliate .......................      2.02%     2.04%     2.09%




*Total return does not reflect the contingent deferred sales charge. +Based on average weighted shares outstanding.
++Effective date of Class B shares was January 1, 1999.

MUTUAL DISCOVERY FUND
Financial Highlights (CONTINUED)


                                                                               CLASS C
                                                           ---------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                           ---------------------------------------------------
                                                            2001+     2000+      1999+     1998      1997+
                                                           ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year ...................       $18.77    $20.95     $17.15    $18.79    $17.17
                                                           ---------------------------------------------------
Income from investment operations:
 Net investment income ...............................          .18       .14        .06       .23       .15
 Net realized and unrealized gains (losses) ..........         (.13)     2.13       4.28      (.75)     3.52
                                                           ---------------------------------------------------
Total from investment operations .....................          .05      2.27       4.34      (.52)     3.67
Less distributions from:
 Net investment income ...............................         (.16)     (.41)      (.22)     (.31)     (.69)
 Net realized gains ..................................         (.63)    (4.04)      (.32)     (.81)    (1.36)
                                                           ---------------------------------------------------
Total distributions ..................................         (.79)    (4.45)      (.54)    (1.12)    (2.05)
Net asset value, end of year .........................       $18.03    $18.77     $20.95    $17.15    $18.79
                                                           ---------------------------------------------------
Total return* ........................................         .25%    11.53%     25.57%    (2.97)%   21.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................     $561,808  $554,968   $541,919  $563,761  $402,625
Ratios to average net assets:
 Expenses(a) .........................................        2.03%     2.04%      2.04%     2.01%     1.98%
 Expenses, excluding waiver and payments by affiliate(a)      2.03%     2.07%      2.10%     2.03%     2.00%
 Net investment income ...............................         .93%      .65%       .35%      .81%      .74%
Portfolio turnover rate ..............................       59.32%    75.34%     87.67%    83.57%    58.15%

(a)Excluding dividend expense on securities sold short,
 the ratios of expenses and expenses, excluding waiver
 and payments by affiliate to average net assets, would
 have been:
 Expenses ............................................        2.01%     2.01%      2.02%     2.00%     1.98%
 Expenses, excluding waiver and payments by affiliate         2.01%     2.04%      2.08%     2.02%     2.00%




*Total return does not reflect sales commissions or the contingent deferred sales charge.
+Based on average weighted shares outstanding.


                  See notes to financial statements.

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001


                                                                                  SHARES/
                                                                   COUNTRY       WARRANTS         VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS 70.0%
     AEROSPACE & DEFENSE .2%
     Honeywell International Inc. ............................   United States    191,200   $    6,466,384
                                                                                            --------------
     AUTO COMPONENTS .9%
     Delphi Automotive Systems Corp. .........................   United States    671,807        9,176,884
     Trelleborg AB, B ........................................      Sweden      2,800,288       21,489,955
                                                                                            --------------
                                                                                                30,666,839
                                                                                            --------------
     BANKS 3.2%
     Banca Nazionale del Lavoro SpA ..........................       Italy      4,480,820        9,076,624
     Bank of America Corp. ...................................   United States    121,300        7,635,835
     Bank of Ireland .........................................  Irish Republic  2,143,126       19,883,868
     Danske Bank .............................................      Denmark       559,680        8,981,261
     DNB Holding ASA .........................................      Norway      6,350,235       28,603,067
     Fleet Boston Financial Corp. ............................   United States    415,400       15,162,100
     Gjensidige Norway Sparebank, 144A .......................      Norway         64,850        1,966,619
     Greenpoint Financial Corp. ..............................   United States    243,396        8,701,407
*+(R)Nippon Investment LLC ...................................   United States  8,656,000        8,656,000
                                                                                            --------------
                                                                                               108,666,781
                                                                                            --------------
     BEVERAGES 3.0%
     Brown-Forman Corp., A ...................................   United States     73,400        4,693,930
     Brown-Forman Corp., B ...................................   United States    638,040       39,941,304
     Carlsberg AS, B .........................................      Denmark       759,315       31,735,119
     Coca-Cola West Japan Co. Ltd. ...........................       Japan        557,560       10,018,723
     Heineken Holding NV, A ..................................    Netherlands     541,508       15,429,089
                                                                                            --------------
                                                                                               101,818,165
                                                                                            --------------
    *BIOTECHNOLOGY
     Immunex Corp. ...........................................   United States     25,500          659,498
                                                                                            --------------
     CHEMICALS 1.9%
     Akzo Nobel NV ...........................................    Netherlands     693,400       30,962,799
     ChemFirst Inc. ..........................................   United States    485,200       11,630,244
    *Syngenta AG .............................................    Switzerland     457,900       23,718,958
                                                                                            --------------
                                                                                                66,312,001
                                                                                            --------------
     COMMERCIAL SERVICES & SUPPLIES 2.3%
    *Cendant Corp. ...........................................   United States  1,084,800       21,272,928
     Kidde PLC ...............................................  United Kingdom 17,202,643       16,774,517
   *+MDC Corp. Inc., A .......................................      Canada        523,285        1,737,454
    *Republic Services Inc. ..................................   United States  1,119,800       22,362,406
     Waste Management Inc. ...................................   United States    549,400       17,531,354
                                                                                            --------------
                                                                                                79,678,659
                                                                                            --------------
    *COMPUTERS & PERIPHERALS .3%
     Apple Computer Inc. .....................................   United States    433,200        9,487,080
     DecisionOne Corp. .......................................   United States     87,619           87,619
                                                                                            --------------
                                                                                                 9,574,699
                                                                                            --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                  SHARES/
                                                                   COUNTRY       WARRANTS         VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     CONSTRUCTION & ENGINEERING 2.7%
     Acciona SA ..............................................       Spain        801,880   $   29,273,772
     Actividades de Construcciones y Servicios ...............       Spain        478,327       11,669,732
     Fomento de Construcciones y Contratas SA ................       Spain        409,177        8,470,706
     Vinci SA ................................................      France        773,675       45,362,793
                                                                                            --------------
                                                                                                94,777,003
                                                                                            --------------
     CONSTRUCTION MATERIALS .9%
     Ciments Francais SA .....................................      France        399,572       17,077,399
     RMC Group PLC ...........................................  United Kingdom  1,690,650       15,230,859
                                                                                            --------------
                                                                                                32,308,258
                                                                                            --------------
     DIVERSIFIED FINANCIALS 4.3%
    *A.B. Watley Group Inc. ..................................   United States    182,955          431,774
     Bear Stearns Cos. Inc. ..................................   United States    323,525       18,971,506
     Brascan Corp., A ........................................      Canada        282,300        5,084,495
     E-L Financial Corp. Ltd. ................................      Canada        125,000       15,859,828
     Investors Group Inc. ....................................      Canada        180,140        2,877,726
     Invik & Co. AB, B .......................................      Sweden        276,977       15,288,300
     Irish Life & Permanent PLC ..............................  Irish Republic  3,323,965       33,984,652
     JP Morgan Chase & Co. ...................................   United States     15,680          569,968
    *MFN Financial Corp. .....................................   United States    292,338        2,645,659
     Pargesa Holdings SA .....................................    Switzerland      19,717       38,953,025
     Schroders PLC ...........................................  United Kingdom    245,416        2,823,480
     Stilwell Financial Inc. .................................   United States    248,300        6,758,726
     Value Catalyst Fund Ltd. ................................  Cayman Islands     30,000        3,162,600
                                                                                            --------------
                                                                                               147,411,739
                                                                                            --------------
     DIVERSIFIED TELECOMMUNICATION SERVICES 3.1%
    *AT&T Corp. ..............................................   United States    471,404        8,551,269
    *Koninklijke KPN NV ......................................    Netherlands     702,300        3,570,625
     Qwest Communications International Inc. .................   United States    714,400       10,094,472
     Sprint Corp. FON Group ..................................   United States  1,861,100       37,370,888
     Telephone & Data Systems Inc. ...........................   United States    508,950       45,678,262
                                                                                            --------------
                                                                                               105,265,516
                                                                                            --------------
     ELECTRIC UTILITIES 2.4%
     Constellation Energy Group Inc. .........................   United States    829,600       22,025,880
     E.On AG .................................................      Germany       352,800       18,345,386
     Endesa SA ...............................................       Spain      1,141,900       17,864,270
     Endesa SA, ADR ..........................................       Spain         42,900          672,243
    *PG & E Corp. ............................................   United States  1,327,800       25,546,872
                                                                                            --------------
                                                                                                84,454,651
                                                                                            --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                  SHARES/
                                                                   COUNTRY       WARRANTS         VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     ENERGY EQUIPMENT & SERVICES .4%
     Halliburton Co. ........................................    United States    936,300   $   12,265,530
                                                                                            --------------
     FOOD & DRUG RETAILING 1.2%
     CVS Corp. ..............................................    United States    572,100       16,934,160
    *Kroger Co. .............................................    United States  1,240,700       25,893,409
                                                                                            --------------
                                                                                                42,827,569
                                                                                            --------------
     FOOD PRODUCTS 3.5%
     Cadbury Schweppes PLC ..................................   United Kingdom  3,207,790       20,448,436
     Farmer Brothers Co. ....................................    United States     81,152       21,505,280
     Greencore Group PLC ....................................   Irish Republic  5,695,959       14,200,719
     Groupe Danone ..........................................       France         27,620        3,369,222
     Kraft Foods Inc. .......................................    United States    135,688        4,617,463
     Nestle SA ..............................................     Switzerland     161,615       34,459,696
     Orkla ASA ..............................................       Norway      1,358,832       23,027,713
     Weetabix Ltd., A .......................................   United Kingdom     13,300          503,274
                                                                                            --------------
                                                                                               122,131,803
                                                                                            --------------
     HEALTH CARE PROVIDERS & SERVICES 1.4%
     CIGNA Corp. ............................................    United States    180,300       16,704,795
    *Genesis Health Ventures Inc. ...........................    United States    241,142        5,184,553
    *Kindred Healthcare Inc. ................................    United States    463,089       22,876,597
    *Kindred Healthcare Inc., wts., Series A, 4/20/06 .......    United States     88,766        1,686,554
    *Kindred Healthcare Inc., wts., Series B, 4/20/06 .......    United States    221,915        3,583,927
                                                                                            --------------
                                                                                                50,036,426
                                                                                            --------------
     HOTELS RESTAURANTS & LEISURE .2%
    *Fine Host Corp. ........................................    United States    212,022        2,099,018
     Moevenpick Holding AG ..................................     Switzerland      17,602        5,513,049
                                                                                            --------------
                                                                                                 7,612,067
                                                                                            --------------
     HOUSEHOLD PRODUCTS .7%
     Kimberly-Clark Corp. ...................................    United States    377,900       22,598,420
                                                                                            --------------
     INDUSTRIAL CONGLOMERATES .7%
     Remgro Ltd. ............................................    South Africa   1,017,692        5,514,796
     Tyco International Ltd. ................................    United States    328,702       19,360,548
                                                                                            --------------
                                                                                                24,875,344
                                                                                            --------------
     INSURANCE 7.3%
     Ace Ltd. ...............................................       Bermuda       238,500        9,575,775
    *Alleghany Corp. ........................................    United States     67,973       13,081,404
    *Berkshire Hathaway Inc., A .............................    United States        853       64,486,800
    *Berkshire Hathaway Inc., B .............................    United States     16,290       41,132,250
     Industrial Alliance Life Insurance Co. .................       Canada        145,490        4,251,908
     IPC Holdings Ltd. ......................................       Bermuda       325,665        9,639,684
     MBIA Inc. ..............................................    United States    397,950       21,342,058
 *(R)Montpelier Re Holdings Ltd. ............................       Bermuda        23,580        2,358,000

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                  SHARES/
                                                                   COUNTRY       WARRANTS         VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     INSURANCE (CONT.)
     Muenchener Rueckversicherungs-Gesellschaft .............       Germany        20,500   $    5,567,230
     Old Republic International Corp. .......................    United States    700,700       19,626,607
 *(R)Olympus Re Holdings Ltd. ...............................       Bermuda        47,160        4,716,000
    *Principal Financial Group ..............................    United States    163,600        3,926,400
     United Fire & Casualty Co. .............................    United States    595,200       17,040,576
 *(R)White Mountains Insurance Group Inc. (Restricted) ......    United States    110,000       36,366,000
                                                                                            --------------
                                                                                               253,110,692
                                                                                            --------------
    *IT CONSULTING & SERVICES .1%
     Transcom Worldwide SA, A ...............................       Sweden        517,623          666,169
     Transcom Worldwide SA, B ...............................       Sweden        962,586        1,330,590
                                                                                            --------------
                                                                                                 1,996,759
                                                                                            --------------
*+(R)LEISURE EQUIPMENT & PRODUCTS .3%
     Hancock LLC ............................................    United States  8,758,216        8,758,216
                                                                                            --------------
    *MACHINERY .3%
     Joy Global Inc. ........................................    United States    632,107       10,619,398
                                                                                            --------------
     MARINE .4%
     Koninklijke Nedlloyd Groep NV ..........................     Netherlands     527,915        7,285,865
     Peninsular & Oriental Steam Navigation Co. .............   United Kingdom  1,717,345        5,942,349
                                                                                            --------------
                                                                                                13,228,214
                                                                                            --------------
     MEDIA 7.2%
     Astral Media Inc., A ...................................       Canada        474,100       14,256,413
    *General Motors Corp., H ................................    United States    838,189       12,950,020
     Lagardere SCA ..........................................       France      1,285,800       53,809,223
    *Liberty Media Corp., A .................................    United States  1,795,100       25,131,400
    *Modern Times Group AB ..................................       Sweden        731,941       16,118,514
     NV Holdingsmig de Telegraaf ............................     Netherlands     865,945       13,177,038
     Scripps Co., A .........................................    United States    527,000       34,782,000
    *Sogecable SA ...........................................        Spain        234,385        5,426,110
     TVA Group Inc., B ......................................       Canada      1,572,500       10,639,311
    *USA Networks Inc. ......................................    United States    841,000       22,967,710
     Washington Post Co., B .................................    United States     71,503       37,896,590
                                                                                            --------------
                                                                                               247,154,329
                                                                                            --------------
     METALS & MINING .2%
     Teck Cominco Ltd., B ...................................       Canada        962,000        7,665,867
                                                                                            --------------
     MULTI-INDUSTRY .2%
     Kinnevik AB, B .........................................       Sweden        422,277        6,682,554
                                                                                            --------------
     MULTI-UTILITIES 1.4%
     Suez SA ................................................       France      1,605,263       48,597,122
                                                                                            --------------
    *MULTILINE RETAIL 1.2%
     Federated Department Stores Inc. .......................    United States  1,011,000       41,349,900
                                                                                            --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)


                                                                                  SHARES/
                                                                   COUNTRY       WARRANTS         VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     OIL & GAS 1.9%
     BP PLC .................................................   United Kingdom  1,178,200   $    9,156,728
     BP PLC, ADR ............................................   United Kingdom    160,100        7,446,251
     Burlington Resources Inc. ..............................    United States    216,700        8,134,918
     Conoco Inc., A .........................................    United States    516,340       14,612,422
     PanCanadian Energy Corp. ...............................       Canada        333,200        8,620,930
     Total Fina Elf SA, B ...................................       France         25,671        3,666,339
     Total Fina Elf SA, B, ADR ..............................       France        208,648       14,655,436
                                                                                            --------------
                                                                                                66,293,024
                                                                                            --------------
     PAPER & FOREST PRODUCTS 2.6%
     Abitibi-Consolidated Inc. ..............................       Canada      2,564,604       18,685,259
     Boise Cascade Corp. ....................................    United States    318,555       10,834,056
     International Paper Co. ................................    United States    452,690       18,266,041
     Mead Corp. .............................................    United States    917,700       28,347,753
     Potlatch Corp. .........................................    United States    375,050       10,996,466
     Willamette Industries Inc. .............................    United States     41,500        2,162,980
                                                                                            --------------
                                                                                                89,292,555
                                                                                            --------------
     PHARMACEUTICALS 1.8%
     Daiichi Pharmaceutical Co. .............................        Japan        368,700        7,173,699
     Merck & Co. Inc. .......................................    United States    433,800       25,507,440
     Schering-Plough Corp. ..................................    United States    208,400        7,462,804
     Takeda Chemical Industries Ltd. ........................        Japan        453,100       20,501,167
                                                                                            --------------
                                                                                                60,645,110
                                                                                            --------------
     REAL ESTATE 2.1%
    *Canary Wharf Group PLC .................................   United Kingdom  7,232,583       46,920,737
     Fastighets AB Tornet ...................................       Sweden        876,455       11,613,988
 *(R)Security Capital European Realty .......................     Luxembourg      357,000        5,231,835
     Ventas Inc. ............................................    United States    856,200        9,846,300
                                                                                            --------------
                                                                                                73,612,860
                                                                                            --------------
     ROAD & RAIL 1.0%
     Burlington Northern Santa Fe Corp. .....................    United States    270,700        7,723,071
     Canadian National Railway Co. ..........................       Canada        189,100        9,086,277
     Florida East Coast Industries Inc., A ..................    United States    512,900       11,873,635
     Florida East Coast Industries Inc., B ..................    United States     50,400        1,053,360
     Railtrack Group PLC ....................................   United Kingdom  5,111,121        5,857,965
                                                                                            --------------
                                                                                                35,594,308
                                                                                            --------------
    *SEMICONDUCTOR EQUIPMENT & PRODUCTS .4%
     Agere Systems Inc., A ..................................    United States  2,428,200       13,816,458
                                                                                            --------------
     SPECIALTY RETAIL 1.0%
     GIB Group SA ...........................................       Belgium       849,285       33,424,211
                                                                                            --------------
     TEXTILES & APPAREL .1%
     Compagnie Financiere Richemont AG, A ...................     Switzerland     152,800        2,839,259
                                                                                            --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)


                                                                                  SHARES/
                                                                   COUNTRY       WARRANTS         VALUE
------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     TOBACCO 5.9%
     Altadis SA ............................................         Spain      2,529,491     $   43,018,171
     British American Tobacco PLC ..........................    United Kingdom  5,385,518         45,656,589
     Gallaher Group PLC ....................................    United Kingdom  3,298,911         22,565,684
     Gallaher Group PLC, ADR ...............................    United Kingdom    128,400          3,460,380
     Imperial Tobacco Group PLC ............................    United Kingdom  1,901,820         25,077,120
     Korea Tobacco & Ginseng Corp. .........................      South Korea     464,934          6,866,935
     Korea Tobacco & Ginseng Corp., 144A ...................      South Korea     703,750          5,454,063
     Philip Morris Cos. Inc. ...............................     United States    680,300         31,191,755
     Swedish Match AB ......................................        Sweden      3,897,000         20,618,655
                                                                                              --------------
                                                                                                 203,909,352
                                                                                              --------------
     TRADING COMPANIES & DISTRIBUTORS .3%
     Compania de Distribucion Intefral Logista SA ..........         Spain        739,690          9,681,720
                                                                                              --------------
     TRANSPORTATION INFRASTRUCTURE .4%
     Mersey Docks & Harbour Co. ............................    United Kingdom  1,776,885         13,150,139
                                                                                              --------------
     WIRELESS TELECOMMUNICATION SERVICES .6%
     AT&T Wireless Services Inc. ...........................     United States  1,507,872         21,668,121
                                                                                              --------------
     TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
      (COST $2,097,498,991) ................................                                   2,413,497,520
                                                                                              --------------
     PREFERRED STOCKS .4%
     Dyckerhoff AG, pfd. ...................................        Germany       384,617          5,136,948
    *Genesis Health Ventures Inc., PIK, 6.00%. pfd. ........     United States      2,804            274,792
     Henkel KGAA, pfd. .....................................        Germany       150,300          8,431,114
                                                                                              --------------
     TOTAL PREFERRED STOCKS (COST $16,041,723) .............                                      13,842,854
                                                                                              --------------

                                                                                  PRINCIPAL
                                                                                  AMOUNT**
                                                                               --------------
     CORPORATE BONDS & NOTES 1.8%
     DecisionOne Corp., Term Loan ..........................     United States $3,310,350          2,383,452
     Eurotunnel Finance Ltd., Equity Note, 12/31/03 ........    United Kingdom  3,928,550 GBP      2,229,856
     Eurotunnel PLC:
         12/31/25, Tier 3 ..................................    United Kingdom  4,477,438 GBP      3,975,022
         12/31/50, Resettable Advance R5 ...................    United Kingdom  6,815,637 GBP      3,471,799
         Stabilization Advance S8, Tier 1 ..................    United Kingdom  2,984,965 GBP        955,745
         Stabilization Advance S8, Tier 2 ..................    United Kingdom  2,721,133 GBP        871,270
     Eurotunnel SA:
         7/07/02, Tier 3 (Pibor) ...........................        France      1,469,409 EUR        798,101
         12/31/25, Tier 3 (Libor) ..........................        France      6,598,601 EUR      3,583,993
         12/31/50, Resettable Advance R4 ...................        France     10,281,332 EUR      3,204,077
         Stabilization Advance S6, Tier 1 (Pibor) ..........        France      1,198,383 EUR        234,749
         Stabilization Advance S6, Tier 2 (Libor) ..........        France      2,975,910 EUR        582,945
         Stabilization Advance S7, Tier 1 (Libor) ..........        France      1,527,379 EUR        299,195
     Fremont General Corp., Series B, 7.875%, 3/17/09 ......     United States  1,150,000            845,250

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                 PRINCIPAL
                                                                   COUNTRY       AMOUNT**         VALUE
-----------------------------------------------------------------------------------------------------------
     CORPORATE BONDS & NOTES (CONT.)
    +HIH Capital Ltd., cvt., 144A, 7.50%, 9/25/06 ...........  United Kingdom $  8,105,000      $ 2,512,550
     Metromedia Fiber Network Inc.:
         14.00%, 3/15/07 ....................................   United States   15,900,000       10,494,000
         10.00%, 11/15/08 ...................................   United States    5,865,000        1,730,175
         10.00%, 12/15/09 ...................................   United States    8,120,000        2,395,400
         10.00%, 12/15/09 ...................................   United States    4,715,000 EUR    1,196,498
     Providian Financial Corp., senior note, cvt.,
         zero cpn., 2/15/21 .................................   United States    4,835,000          852,169
     Southwest Royalties Inc., B, 10.50%, 10/15/04 ..........   United States    6,796,000        5,436,800
     Xerox Credit Corp.:
         0.80%, 12/16/02 ....................................   United States  900,000,000 JPY    6,317,717
         1.50%, 6/06/05 .....................................   United States  900,000,000 JPY    4,600,946
         2.00%, 6/06/07 .....................................   United States  600,000,000 JPY    2,884,175
                                                                                                -----------
     TOTAL CORPORATE BONDS & NOTES (COST $62,615,287) .......                                    61,855,884
                                                                                                -----------
    *BONDS & NOTES IN REORGANIZATION 5.1%
     Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11 ....   United States      280,000           17,640
     Comdisco Inc.:
         6.13%, 8/01/01 .....................................   United States    3,410,000        2,625,700
         7.23%, 8/16/01 .....................................   United States    1,640,000        1,271,000
         6.65%, 11/13/01 ....................................   United States    1,300,000        1,001,000
         6.375%, 11/30/01 ...................................   United States    2,395,000        1,820,200
         6.00%, 1/30/02 .....................................   United States    1,140,000          877,800
         5.95%, 4/30/02 .....................................   United States    5,570,000        4,233,200
         6.125%, 1/15/03 ....................................   United States      800,000          616,000
         9.50%,  8/15/03 ....................................   United States    1,550,000        1,232,250
         Revolver ...........................................   United States    1,690,000        1,345,662
     Dow Corning Corp.:
         8.55%, 3/01/01 .....................................   United States    2,705,000        4,057,500
         9.38%, 2/01/08 .....................................   United States      100,000          170,000
         8.15%, 10/15/29 ....................................   United States      500,000          785,000
         Bank Claim .........................................   United States    6,938,674       10,130,465
         Bank Debt ..........................................   United States    1,241,480        1,800,146
         Bank Debt #1 .......................................   United States    3,250,000        4,712,500
     Edison International, 6.875%, 9/15/04 ..................   United States    1,995,000        1,815,450
     Enron Corp.:
         9.125%, 4/01/03 ....................................   United States      809,000          151,687
         0.679%, 6/18/03 ....................................   United States  200,000,000 JPY      286,128
         144A, 8.00%, 8/15/05 ...............................   United States    2,427,000          455,063
         7.125%, 5/15/07 ....................................   United States      162,000           30,375
         6.725%, 11/17/08 ...................................   United States      800,000          150,000
     Enron Corp. Trust II, 144A, 7.375%, 5/15/06 ............   United States    1,614,000          302,625
     Genesis Health Ventures Inc., zero cpn., 9/15/04 .......   United States        2,679            2,679

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                 PRINCIPAL
                                                                   COUNTRY       AMOUNT**         VALUE
---------------------------------------------------------------------------------------------------------------------------
    *BONDS & NOTES IN REORGANIZATION (CONT.)
     Harnischfeger Industries Inc.:
         8.90%, 3/01/22 .....................................    United States  $2,885,000       $  213,490
         8.70%, 6/15/22 .....................................    United States   2,715,000          204,440
         7.25%, 12/15/25 ....................................    United States   3,930,000          293,964
         6.875%, 2/15/27 ....................................    United States   3,670,000          269,745
         Revolver ...........................................    United States   4,550,000          330,330
     Laidlaw Inc.:
         7.70%, 8/15/02 .....................................       Canada       5,565,000        3,032,925
         7.05%, 5/15/03 .....................................       Canada       3,325,000        1,828,750
         6.65%, 10/01/04 ....................................       Canada         175,000           93,625
         7.875%, 4/15/05 ....................................       Canada       3,120,000        1,684,800
         6.50%, 5/01/05 .....................................       Canada       2,535,000        1,356,225
         7.65%, 5/15/06 .....................................       Canada       1,799,000          998,445
         6.70%,  5/01/08 ....................................       Canada       2,325,000        1,243,875
         8.75%, 4/15/25 .....................................       Canada       3,018,000        1,644,810
         6.72%, 10/01/27 ....................................       Canada       6,560,000        3,509,600
         Revolver ...........................................       Canada      14,138,097        8,058,715
     Loewen Group Inc.:
         144A, 6.70%, 10/01/99 ..............................       Canada       2,590,000        1,372,700
         Revolver ...........................................       Canada       5,540,875        3,989,430
         Series 5, 6.10%, 10/01/02 ..........................       Canada       2,705,000 CAD    1,186,218
         Term Loan ..........................................       Canada         942,000          678,240
     Loewen Group International Inc.:
         Series 6, 7.20%, 6/01/03 ...........................       Canada      11,595,000        6,145,350
         Series 7, 7.60%, 6/01/08 ...........................       Canada       7,610,000        4,033,300
     NTL Communications Corp.:
         12.75%, 4/15/05 ....................................    United States   2,440,000          829,600
         9.25%, 11/15/06 ....................................    United States   1,725,000 EUR      483,821
         10.00%, 2/15/07 ....................................    United States   3,896,000        1,344,120
         12.375%, 2/01/08 ...................................    United States   1,680,000 EUR      471,200
         11.50%, 10/01/08 ...................................    United States   7,967,000        2,748,615
         9.875%, 11/15/09 ...................................    United States   1,195,000 EUR      329,849
         Series B, 12.375%, 10/01/08 ........................    United States   2,941,000          749,955
         Series B, 9.75%, 4/15/09 ...........................    United States   5,570,000 GBP    2,114,087
         Series B, 11.50%, 11/15/09 .........................    United States   2,250,000 EUR      466,516
         Series B, 11.875%, 10/01/10 ........................    United States   2,680,000          951,400
     NTL Inc.:
         9.75%, 4/01/08 .....................................    United States   6,030,000        1,567,800
         cvt., 5.75%, 12/15/09 ..............................    United States   6,815,000          758,169
         Series B, 11.50%, 2/01/06 ..........................    United States   6,962,000        2,401,890
         Series B, 9.50%, 4/01/08 ...........................    United States     405,000 GBP      182,724
         Series B, 10.75%, 4/01/08 ..........................    United States   6,365,000 GBP    2,408,529
     Optel Inc.:
         13.00%, 2/15/05 ....................................    United States   5,575,000          947,750
         11.50%, 7/01/08 ....................................    United States     215,000           36,550

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                 PRINCIPAL
                                                                   COUNTRY       AMOUNT**         VALUE
-----------------------------------------------------------------------------------------------------------
    *BONDS & NOTES IN REORGANIZATION (CONT.)


     Osprey Trust:
         6.375%, 1/15/03 ....................................    United States     825,000 EUR $    137,734
         7.797%, 1/15/03 ....................................    United States     800,000          150,000
         senior sec. note, 144A, 6.375%, 1/15/03 ............    United States     320,000 EUR       53,424
         senior sec. note, 144A, 7.797%, 1/15/03 ............    United States   1,609,000          317,778
         senior sec. note, 144A, 8.310%, 1/15/03 ............    United States  12,030,000        2,375,925
     Owens Corning, Revolver ................................    United States  14,600,394       10,220,275
     PG & E Corp.:
         Commercial Paper, 1/18/01 ..........................    United States     660,000          594,000
         Commercial Paper, 1/30/01 ..........................    United States     325,000          292,500
         Commercial Paper, 2/16/01 ..........................    United States     975,000          877,500
         FRN 144A, 7.575%, 10/31/01 .........................    United States  13,851,000       13,089,195
         MTN, 5.94%, 10/07/03 ...............................    United States     825,000          783,750
         7.375%, 11/01/05 ...................................    United States  16,128,000       16,934,400
         6.75%, 10/01/23 ....................................    United States     175,000          164,500
         Revolver ...........................................    United States   3,054,315        2,855,785
         Trade Claim ........................................    United States   2,745,120        2,607,864
     Port Seattle Wash Indl DV Cpt Proj., 6.00%, 12/01/17 ...    United States     150,000            9,450
     Safety Kleen Corp.:
         9.25%, 5/15/09 .....................................    United States     520,000               52
         Bank Claim .........................................    United States     483,137 CAD       95,341
         Revolver ...........................................    United States   4,156,971        1,496,509
         Term Loan A ........................................    United States   4,072,874        1,466,235
         Term Loan B ........................................    United States   4,053,326        1,459,197
         Term Loan C ........................................    United States   4,053,326        1,459,197
     Safety Kleen Services, 9.25%, 6/01/08 ..................    United States      40,000                4
     Southern California Edison Co.:
         Commercial Paper, 1/22/01 ..........................    United States     810,000          765,450
         FRN, 6.5138%, 5/01/02 ..............................    United States   4,140,000        3,995,100
         7.20%, 11/03/03 ....................................    United States   8,543,000        8,671,145
         6.375%, 1/15/06 ....................................    United States     480,000          456,000
         7.125%, 7/15/25 ....................................    United States     435,000          413,250
     United Companies Financial Corp., Revolver .............    United States  19,711,401          197,114
     Wyndham International Inc., Bank Claim .................    United States   1,662,000        1,371,150
                                                                                               ------------
     TOTAL BONDS & NOTES IN REORGANIZATION
      (COST $150,272,792) ...................................                                   174,161,446
                                                                                               ------------


                                                                              SHARES/PRINCIPAL
                                                                                  AMOUNT**
                                                                              ----------------
     COMPANIES IN LIQUIDATION .1%
    *City Investing Company Liquidating Trust ...............    United States     125,500          217,115
    *MBOP Liquidating Trust .................................    United States     273,144          136,572
*(R)+MWCR LLC ...............................................        Italy      11,141,868          960,652
     Nippon Credit Bank Ltd., Bank Claim ....................        Japan     433,278,229 JPY       16,860
     Nippon Total Finance, Bank Claim .......................        Japan     411,617,263 JPY        3,769
    *Petrie Stores Liquidating Trust, CBI ...................    United States   1,213,700        1,031,645
                                                                                               ------------
     TOTAL COMPANIES IN LIQUIDATION (COST $354,165) .........                                     2,366,613
                                                                                               ------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                 PRINCIPAL
                                                                   COUNTRY       AMOUNT**         VALUE
------------------------------------------------------------------------------------------------------------
     GOVERNMENT AGENCIES 7.0%
     Federal Home Loan Bank, 2.34% to 5.02%,
        with maturities to 10/07/02 .........................    United States $62,391,000   $   62,093,144
     Federal Home Loan Mortgage Corp., 2.30% to 3.73%,
        with maturities to 12/05/02 .........................    United States  66,065,000       65,441,048
    aFederal National Mortgage Association, 1.45% to 4.79%,
        with maturities to 11/15/02 .........................    United States 113,732,000      114,132,800
                                                                                             ---------------
     TOTAL GOVERNMENT AGENCIES (COST $240,269,381) ..........                                   241,666,992
                                                                                             ---------------
     SHORT TERM INVESTMENTS 14.5%
     Bradford & Bingley PLC, Commercial Paper, 1/17/02 ......   United Kingdom  50,000,000       49,957,050
     Bradford & Bingley PLC, Commercial Paper, 1/29/02 ......   United Kingdom  25,000,000       24,963,145
     Den Norske Bank, Commercial Paper, 1/22/02 .............       Norway      60,000,000       59,933,400
     Halifax Group PLC, Commercial Paper, 2/01/02 ...........   United Kingdom  50,000,000       49,918,665
     Irish Life & Permanent PLC, Commercial Paper, 1/22/02 ..   Irish Republic  50,000,000       49,944,500
     Irish Life & Permanent PLC, Commercial Paper, 1/24/02 ..   Irish Republic  25,000,000       24,969,750
     Lloyds Tsb Group PLC, Commercial Paper, 1/23/02 ........   United Kingdom  25,000,000       24,971,000
     Nestle Finance France SA, Commercial Paper, 1/25/02 ....       France      70,000,000       69,911,800
     Swedbank, Commercial Paper, 1/18/02 ....................       Sweden      70,000,000       69,936,370
     Total Fina Elf SA, Commercial Paper, 1/29/02 ...........       France      75,000,000       74,890,575
                                                                                             ---------------
     TOTAL SHORT TERM INVESTMENTS (COST $499,405,184) .......                                   499,396,255
                                                                                             ---------------
     TOTAL INVESTMENTS (COST $3,066,457,523) 98.9% ..........                                 3,406,787,564
     SECURITIES SOLD SHORT ..................................                                      (587,879)
     NET EQUITY IN FORWARD CONTRACTS .2% ....................                                     8,380,834
     OTHER ASSETS, LESS LIABILITIES .9% .....................                                    31,124,165
                                                                                             ---------------
     TOTAL NET ASSETS 100.0% ................................                                $3,445,704,684
                                                                                             ---------------

     SECURITIES SOLD SHORT (PROCEEDS $606,872)

     ISSUER                                                         COUNTRY        SHARES          VALUE
------------------------------------------------------------------------------------------------------------
     Amgen Inc. .............................................    United States      10,416   $      587,879
                                                                                             ---------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)


    b SYNTHETIC EQUITY SWAPS (SES)

                                                                                   VALUE AT     UNREALIZED
     ISSUER                                                COUNTRY      SHARES     12/31/01     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
     Assa Abloy AB, ses., 138.82 ........................  Sweden      125,281   $ 1,803,429   $  (149,682)
     Assa Abloy AB, ses., 161.30 ........................  Sweden       62,560       900,556        58,850
     Assa Abloy AB, ses., 161.59 ........................  Sweden       77,736     1,119,015        78,479
     Assa Abloy AB, ses., 161.59 ........................  Sweden       74,575     1,073,513        72,271
     Assa Abloy AB, ses., 163.05 ........................  Sweden      103,481     1,489,617       114,607
     Assa Abloy AB, ses., 169.50 ........................  Sweden        9,500       136,753        16,356
     Skandia Foersaekrings AB, ses., 109.43 .............  Sweden      473,950     3,433,864     1,497,384
     Tele2 AB, ses., 260.46 .............................  Sweden       89,732     3,233,524    (1,010,969)
     Tele2 AB, ses., 263.89 .............................  Sweden       19,150       690,077      (209,515)
     Tele2 AB, ses., 267.78 .............................  Sweden       38,300     1,380,153      (404,861)
     Tele2 AB, ses., 324.40 .............................  Sweden       54,600     1,967,530      (283,188)
     Tele2 AB, ses., 329.80 .............................  Sweden       84,500     3,044,987      (394,855)
     Tele2 AB, ses., 331.13 .............................  Sweden      109,200     3,935,060      (496,484)
     Tele2 AB, ses., 333.27 .............................  Sweden       26,850       967,549      (116,597)
     Tele2 AB, ses., 337.93 .............................  Sweden       13,150       473,865       (51,283)
     Tele2 AB, ses., 342.19 .............................  Sweden      115,900     4,176,497      (405,023)
                                                                                 --------------------------
     TOTAL SYNTHETIC EQUITY SWAPS .......................                        $29,825,989   $(1,684,510)
                                                                                 ==========================



     CURRENCY ABBREVIATIONS:
     CAD-- Canadian Dollar
     EUR-- European Unit
     GBP-- British Pound
     JPY-- Japanese Yen









     *Non-income producing.
     **Securities denominated in U.S. dollars unless otherwise indicated.
     aSee note 1(e) regarding  securities  segregated with broker for securities sold short.
     bSee note 1(d) regarding synthetic equity swaps.
     (R)See note 7 regarding restricted securities.
     +The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at December 31, 2001 were $22,624,872.


                       See notes to financial statements.

MUTUAL DISCOVERY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001


Assets:
 Investments in securities, at value (cost $3,066,457,523) ...............................  $3,406,787,564
 Cash ....................................................................................       1,120,339
 Foreign cash, at value (cost $34,146,611) ...............................................      34,220,410
 Receivables:
  Investment securities sold .............................................................       9,268,767
  Capital shares sold ....................................................................       5,293,996
  Dividends and interest .................................................................       6,897,757
 Unrealized gain on forward exchange contracts (Note 6) ..................................      14,969,511
 Due from broker - variation margin ......................................................          62,696
                                                                                            ---------------
    Total assets .........................................................................   3,478,621,040
                                                                                            ---------------
Liabilities:
 Payables:
  Investment securities purchased ........................................................      12,406,087
  Capital shares redeemed ................................................................       8,092,796
  To affiliates ..........................................................................       4,621,567
 Dividends payable .......................................................................           1,730
 Securities sold short, at value (proceeds $606,872) .....................................         587,879
 Unrealized loss on forward exchange contracts (Note 6) ..................................       6,588,677
 Accrued expenses ........................................................................         617,620
                                                                                            ---------------
       Total liabilities .................................................................      32,916,356
                                                                                            ---------------
Net assets, at value .....................................................................  $3,445,704,684
                                                                                            ===============
 Net assets consist of:
  Undistributed net investment income ....................................................    $ (2,060,202)
  Net unrealized appreciation ............................................................     347,105,519
  Accumulated net realized loss ..........................................................      (3,921,479)
  Capital shares .........................................................................   3,104,580,846
                                                                                            ---------------
Net assets, at value .....................................................................  $3,445,704,684
                                                                                            ===============

MUTUAL DISCOVERY FUND
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001


CLASS Z:
 Net asset value and maximum offering price per share
  ($1,931,116,654 / 106,162,366 shares outstanding) .............................................     $18.19
                                                                                                   ==========
CLASS A:
 Net asset value per share ($911,434,215 / 50,407,902 shares outstanding) .......................     $18.08
                                                                                                   ==========
 Maximum offering price per share ($18.08 / 94.25%) .............................................     $19.18
                                                                                                   ==========
CLASS B:
 Net asset value and maximum offering price per share
  ($41,346,075 / 2,313,410 shares outstanding)* .................................................     $17.87
                                                                                                   ==========
CLASS C:
 Net asset value per share ($561,807,740 / 31,158,942 shares outstanding)* ......................     $18.03
                                                                                                   ==========
 Maximum offering price per share ($18.03 / 99.00%) .............................................     $18.21
                                                                                                   ==========


*Redemption price per share is equal to net asset value less any applicable sales charge.



                       See notes to financial statements.

MUTUAL DISCOVERY FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001



Investment Income:
 Dividends .................................................................  $  54,760,887
 Interest ..................................................................     49,748,550
                                                                              --------------
      Total investment income ..............................................                  $104,509,437
Expenses:
 Management fees (Note 3) ..................................................     28,140,987
 Administrative fees (Note 3) ..............................................      2,735,208
 Distribution fees (Note 3)
  Class A ..................................................................      3,147,592
  Class B ..................................................................        309,561
  Class C ..................................................................      5,650,983
 Transfer agent fees (Note 3) ..............................................      4,232,400
 Custodian fees ............................................................        431,300
 Reports to shareholders ...................................................        239,700
 Registration and filing fees ..............................................         50,900
 Professional fees .........................................................        221,900
 Directors' fees and expenses ..............................................        136,500
 Dividends for securities sold short .......................................        532,077
 Other .....................................................................         26,400
                                                                              --------------
      Total expenses .......................................................                    45,855,508
                                                                                             --------------
           Net investment income ...........................................                    58,653,929
                                                                                             --------------
Realized and unrealized gains (losses):
  Net realized gain from:
  Investments ..............................................................     45,004,052
  Foreign currency transactions ............................................     15,813,144
                                                                              --------------
      Net realized gain ....................................................                    60,817,196
  Net unrealized appreciation (depreciation) on:
   Investments .............................................................   (137,860,011)
   Translation of assets and liabilities denominated in foreign currencies .     49,946,572
                                                                              --------------
      Net unrealized depreciation ..........................................                   (87,913,439)
                                                                                             --------------
Net realized and unrealized loss ...........................................                   (27,096,243)
                                                                                             --------------
Net increase in net assets resulting from operations .......................                 $  31,557,686
                                                                                             ==============


                       See notes to financial statements.

MUTUAL DISCOVERY FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                  2001            2000
                                                                            -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................  $   58,653,929  $   48,269,383
  Net realized gain from investments and foreign currency transactions ...      60,817,196     650,148,944
  Net unrealized depreciation on investments and translation of assets
   and liabilities denominated in foreign currencies .....................     (87,913,439)   (295,457,839)
                                                                            -------------------------------
      Net increase in net assets resulting from operations ...............      31,557,686     402,960,488
 Distributions to shareholders from:
  Net investment income:
   Class Z ...............................................................     (34,739,753)    (56,938,276)
   Class A ...............................................................     (13,391,427)    (21,531,134)
   Class B ...............................................................        (380,060)       (334,916)
   Class C ...............................................................      (4,587,714)    (10,197,975)
  Net realized gains:
   Class Z ...............................................................     (65,607,487)   (369,144,915)
   Class A ...............................................................     (30,118,410)   (160,040,887)
   Class B ...............................................................      (1,283,289)     (3,327,859)
   Class C ...............................................................     (19,061,201)   (102,068,895)
                                                                            -------------------------------
 Total distributions to shareholders .....................................    (169,169,341)   (723,584,857)
 Capital share transations (Note 2):
   Class Z ...............................................................      (3,223,428)    157,770,281
   Class A ...............................................................      70,515,975     113,724,515
   Class B ...............................................................      23,326,241      14,057,693
   Class C ...............................................................      29,674,408      65,326,222
                                                                            -------------------------------
 Total capital share transactions ........................................     120,293,196     350,878,711
      Net increase (decrease) in net assets ..............................     (17,318,459)     30,254,342
Net assets:
 Beginning of year .......................................................   3,463,023,143   3,432,768,801
                                                                            -------------------------------
 End of year .............................................................  $3,445,704,684   3,463,023,143
                                                                            ===============================
Undistributed net investment income included in net assets:
 End of year .............................................................  $   (2,060,202)    (22,022,363)
                                                                            ===============================



                       See notes to financial statements.

MUTUAL DISCOVERY FUND
Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Discovery Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation by investing primarily in common and preferred stocks and bonds. The Fund may also invest 50% or more of its assets in foreign securities. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Fund purchases or sells foreign securities, it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. SYNTHETIC EQUITY SWAPS

Synthetic equity swaps are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into synthetic equity swaps, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the synthetic equity swaps and may realize a loss.

E. OPTION CONTRACTS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price at any time until the contract stated expiration date. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When the exercise of an option results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include price movements in the underlying securities, the possibility there may be an illiquid options market, or the inability of the counterparties to fulfill their obligations under the contract.

F. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

G. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

I. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date price.

J. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C. Effective January 1, 2002, a fifth class of shares, Class R, was established. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2001 there were 600 million shares authorized ($0.001 par value) of which 300 million, 100 million, 100 million, and 100 million were designated as Class Z, Class A, Class B, and Class C, respectively. Transactions in the Fund's shares were as follows:

MUTUAL DISCOVERY FUND
Notes to Financial Statements (CONTINUED)

2. CAPITAL STOCK (CONT.)

                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                              2001                            2000
                                                 -----------------------------------------------------------
                                                     SHARES        AMOUNT           SHARES         AMOUNT
                                                 -----------------------------------------------------------
CLASS Z SHARES:
Shares sold ....................................   6,654,736  $  127,094,156      5,971,459   $ 129,244,281
Shares issued on reinvestment of distributions .   5,164,770      94,066,977     20,837,549     400,340,408
Shares redeemed ................................ (11,843,681)   (224,384,561)   (17,236,051)   (371,814,408)
                                                 -----------------------------------------------------------
Net increase (decrease) ........................     (24,175) $   (3,223,428)     9,572,957   $ 157,770,281
                                                 ===========================================================

                                                                    YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                              2001                            2000
                                                 -----------------------------------------------------------
                                                     SHARES        AMOUNT           SHARES         AMOUNT
                                                 -----------------------------------------------------------
CLASS A SHARES:
Shares sold ....................................  21,758,750  $  415,701,505     25,222,241   $ 542,849,068
Shares issued on reinvestment of distributions .   2,273,543      41,144,428      9,014,079     172,164,664
Shares redeemed ................................ (20,235,053)   (386,329,958)   (27,838,591)   (601,289,217)
                                                 -----------------------------------------------------------
Net increase ...................................   3,797,240  $   70,515,975      6,397,729   $ 113,724,515
                                                 ===========================================================

                                                                    YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                              2001                            2000
                                                 -----------------------------------------------------------
                                                     SHARES        AMOUNT           SHARES         AMOUNT
                                                 -----------------------------------------------------------
CLASS B SHARES:
Shares sold ....................................   1,343,474  $   25,198,782        593,365   $  12,571,929
Shares issued on reinvestment of distributions .      81,897       1,460,770        165,891       3,119,527
Shares redeemed ................................    (181,162)     (3,333,311)       (77,206)     (1,633,763)
                                                 -----------------------------------------------------------
Net increase ...................................   1,244,209  $   23,326,241        682,050   $  14,057,693
                                                 ===========================================================

                                                                    YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                              2001                            2000
                                                 -----------------------------------------------------------
                                                     SHARES        AMOUNT           SHARES         AMOUNT
                                                 -----------------------------------------------------------
CLASS C SHARES:
Shares sold ....................................   5,656,897  $  107,006,392      4,769,393   $ 101,785,050
Shares issued on reinvestment of distributions .   1,200,898      21,753,786      5,406,242     102,939,539
Shares redeemed ................................  (5,262,018)    (99,085,770)    (6,474,657)   (139,398,367)
                                                 -----------------------------------------------------------
Net increase ...................................   1,595,777  $   29,674,408      3,700,978   $  65,326,222
                                                 ===========================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers and/or directors of Franklin Mutual Advisers, LLC (Franklin Mutual) and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, LLC (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors), are the Fund's transfer agent and principal underwriter, respectively.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays an investment management fee to Franklin Mutual of .80% per year of the average daily net assets of the Fund.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregated average daily net assets as follows:

       ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------
         0.150%   First $200 million
         0.135% Over $200 million, up to and including $700 million 0.100% Over $700 million, up to and including $1.2 billion
         0.075%   Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to .35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Distributors received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $453,234 and $79,607, respectively.


4. INCOME TAXES

At December 31, 2001, the cost of investments, net unrealized appreciation, undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                 Cost of investments ......................  $3,068,406,106
                                                             ===============
                 Unrealized appreciation ..................     473,429,292
                 Unrealized depreciation ..................    (135,047,834)
                                                             ---------------
                 Net unrealized appreciation ..............  $  338,381,458
                                                             ===============

                 Undistributed ordinary income ............      15,929,718
                 Undistributed long term capital gains ....       1,340,330
                                                             ---------------
                 Distributable earnings ...................  $   17,270,048
                                                             ===============

The tax character of distributions paid during the year ended December 31, 2001 and 2000, was as follows:

        DISTRIBUTIONS PAID FROM:                           2001          2000
                                                      --------------------------
        Ordinary income
          Class Z ................................    $ 56,818,462  $207,113,022
          Class A ................................      23,289,156    86,713,957
          Class B ................................         781,854     1,716,350
          Class C ................................      10,937,316    51,778,894
        Long-term capital gain
          Class Z ................................      43,528,778   218,970,169
          Class A ................................      20,220,681    94,858,064
          Class B ................................         881,495     1,946,425
          Class C ................................      12,711,599    60,487,976
                                                      --------------------------
                                                      $169,169,341  $723,584,857
                                                      ==========================

MUTUAL DISCOVERY FUND
Notes to Financial Statements (CONTINUED)



4. INCOME TAXES (CONT.)

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, foreign currency transactions, and losses realized subsequent to October 31 on the sales of securities and foreign currencies.

At December 31, 2001, the Fund had deferred capital and foreign currency losses occurring subsequent to October 31, 2001 of $5,639,574 and $70,301, respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2002.

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for tax purposes.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2001, aggregated $1,815,249,736 and $1,686,594,016, respectively.

Transactions in options written during the year ended December 31, 2001 were as follows:

                                                            NUMBER
                                                         OF CONTRACTS   PREMIUM
                                                         -----------------------
Options outstanding at December 31, 2000 ..............        --     $      --
Options written .......................................       771       185,399
Options exercised .....................................      (771)     (185,399)
                                                         -----------------------
Options outstanding at December 31, 2001 ..............        --     $      --
                                                         =======================

6. FORWARD EXCHANGE CONTRACTS

At December 31, 2001, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

                                               IN      SETTLEMENT   UNREALIZED
CONTRACTS TO BUY:                         EXCHANGE FOR    DATE      GAIN (LOSS)
-----------------                        ---------------------------------------
  2,000,000   European Unit ........  GBP   1,253,600    2/4/02  U.S.$  42,337
  9,750,000   European Unit ........  SEK  94,238,625   2/21/02        294,509
245,900,812   Swedish Krona ........       23,181,099   2/21/02        193,984
  4,816,812   British Pounds .......        6,863,957   3/25/02        112,542
                                                                     ----------
                                                                 U.S.$ 643,372
                                                                     ----------

MUTUAL DISCOVERY FUND
Notes to Financial Statements (CONTINUED)



6. FORWARD EXCHANGE CONTRACTS (CONT.)

                                                                         IN      SETTLEMENT   UNREALIZED
CONTRACTS TO SELL:                                                   EXCHANGE FOR    DATE      GAIN (LOSS)
------------------                                                   -------------------------------------
    46,334,510   Danish Krone ..............................   U.S.  $ 5,634,563  1/16/02 U.S.$    90,389
    31,000,000   European Unit .............................          27,832,110  1/16/02         248,292
    47,758,742   South African Rand ........................           5,618,345  1/23/02       1,658,305
    31,238,315   European Unit .............................          28,070,109   2/4/02         295,517
    35,442,726   British Pounds ............................          51,650,416   2/4/02         177,720
   145,900,643   Canadian Dollars ..........................          94,843,858  2/19/02       3,471,495
   694,733,059   Swedish Krona .............................          67,980,396  2/21/02       1,939,772
    50,975,239   European Unit .............................          46,012,316  2/27/02         725,978
    88,264,988   Canadian Dollars ..........................          57,008,712  2/28/02       1,733,990
    72,908,541   European Unit .............................          66,447,547  3/18/02       1,721,960
    24,293,627   European Unit .............................          22,320,443  3/25/02         759,150
    34,116,668   British Pounds ............................          49,591,368  3/25/02         178,002
   420,203,629   Norwegian Krone ...........................          46,638,127  4/15/02         372,126
15,635,998,000   South Korean Won ..........................          12,011,466  5/16/02         247,548
 3,204,642,320   Japanese Yen ..............................          24,853,957  6/21/02         176,939
   120,000,000   Swiss Franc ...............................          72,402,558  9/13/02          27,850
                                                                    ------------              ------------
                                                               U.S. $678,916,291               13,825,033
                                                                    ============              ------------
         Net unrealized gain on offsetting forward
                exchange contracts .........................                                      501,106
                                                                                              ------------
           Unrealized gain on forward exchange contracts ...                             U.S. $14,969,511
                                                                                              ============

CONTRACTS TO BUY:
-----------------
 16,000,000   Danish Krone .................................   U.S. $  1,955,871  1/16/02 U.S.$   (41,384)
  2,987,221   European Unit ................................           2,691,486   2/4/02         (35,490)
 93,059,468   Canadian Dollars .............................          59,064,670   2/4/02        (784,850)
 99,753,884   Swedish Krona ................................           9,515,451  2/21/02         (32,913)
  8,021,650   Canadian Dollars .............................           5,081,496  2/28/02         (58,050)
  5,532,767   European Unit ................................           4,947,953  3/25/02         (37,463)
  7,800,000   British Pounds ...............................          11,312,535  3/25/02         (15,293)
                                                                    ------------              ------------
                                                               U.S. $ 94,569,462         U.S. $(1,005,443)
                                                                    ============              ------------

MUTUAL DISCOVERY FUND
Notes to Financial Statements (CONTINUED)



6. FORWARD EXCHANGE CONTRACTS (CONT.)

                                                                          IN      SETTLEMENT    UNREALIZED
CONTRACTS TO SELL:                                                   EXCHANGE FOR    DATE       GAIN (LOSS)
------------------                                                  ----------------------------------------
 280,107,071   Danish Krone .................................   U.S. $ 32,103,428   1/16/02 U.S.$(1,412,894)
  44,850,000   European Unit ................................          39,736,819   1/16/02        (170,737)
  81,299,297   British Pounds ...............................         117,931,885   1/16/02        (266,072)
  64,950,000   European Unit ................................          56,864,128    2/4/02        (884,178)
  18,756,908   British Pounds ...............................          26,644,507    2/4/02        (595,740)
 632,939,900   Swedish Krona ................................          59,775,091   2/21/02        (391,538)
  46,850,000   European Unit ................................          41,181,165   2/27/02        (440,317)
     734,640   Canadian Dollars .............................             459,179   2/28/02            (736)
  61,316,719   European Unit ................................          53,730,979   5/21/02        (594,246)
   5,508,354   Swiss Franc ..................................           3,314,292   6/13/02          (4,597)
  30,024,253   Japanese Yen .................................             230,823   6/21/02            (376)
                                                                     ------------              -------------
                                                                U.S. $431,972,296                (4,761,431)
                                                                     ============              -------------
         Net unrealized loss on offsetting forward
                exchange contracts .........................                                       (821,803)
                                                                                               -------------
            Unrealized loss on forward exchange contracts ..                                     (6,588,677)
                                                                                               -------------
               Net unrealized gain on forward exchange contracts                            U.S.$ 8,380,834
                                                                                                ============

7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at December 31, 2001 are as follows:

                                                                   ACQUISITION
NUMBER OF SHARES                             ISSUER                   DATE          COST           VALUE
------------------------------------------------------------------------------------------------------------
  8,758,216     Hancock LLC ......................................     3/6/97     $11,788,183    $ 8,758,216
     23,580     Montpelier Re Holdings Ltd. ......................   12/11/01       2,358,000      2,358,000
 11,141,868     MWCR LLC .........................................    2/21/95              --        960,652
  8,656,000     Nippon Investment LLC ............................    2/14/01       8,656,000      8,656,000
     47,160     Olympus Re Holdings Ltd. .........................   12/19/01       4,716,000      4,716,000
    357,000     Security Capital European Realty .................     4/8/98       7,140,000      5,231,835
    110,000     White Mountains Insurance Group Inc. (Restricted)      6/1/01      22,000,000     36,366,000
                                                                                                 -----------
TOTAL RESTRICTED SECURITIES (1.95% OF NET ASSETS) ..............                                 $67,046,703
                                                                                                 ===========

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
To the Board of Directors of Franklin Mutual Series Fund, Inc. and Shareholders of Mutual Discovery Fund


We have audited the accompanying statement of assets and liabilities of Mutual Discovery Fund, a portfolio of Franklin Mutual Series Fund, Inc. ("Fund"), including the statement of investments, as of December 31, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual Discovery Fund, a portfolio of Franklin Mutual Series Fund, Inc., at December 31, 2001, the results of its operations for the year then ended, and the changes in net assets and its financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                                   /S/ SIGNATURE
                                                               ERNST & YOUNG LLP

Boston, Massachusetts
February 1, 2002

MUTUAL DISCOVERY FUND
Tax Designation


Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $74,938,392 as a capital gain dividend for the fiscal year ended December 31, 2001.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 11.80% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2001.

At December 31, 2001, more than 50% of the Mutual Discovery Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class Z, Class A, Class B and Class C shareholders of record on December 13, 2001.

                   CLASS Z                      CLASS A                     CLASS B                        CLASS C
------------------------------------------------------------------------------------------------------------------------------
           FOREIGN TAX FOREIGN SOURCE  FOREIGN TAX  FOREIGN SOURCE  FOREIGN TAX  FOREIGN SOURCE   FOREIGN TAX  FOREIGN SOURCE
              PAID         INCOME          PAID         INCOME          PAID         INCOME           PAID        INCOME
COUNTRY     PER SHARE    PER SHARE      PER SHARE      PER SHARE     PER SHARE      PER SHARE      PER SHARE     PER SHARE
------------------------------------------------------------------------------------------------------------------------------
Australia     $0.0005     $0.0023       $0.0005        $0.0019      $0.0005       $0.0015          $0.0005      $0.0013
Belgium        0.0008      0.0167        0.0008         0.0142       0.0008        0.0112           0.0008       0.0094
Bermuda        0.0000      0.0008        0.0000         0.0007       0.0000        0.0005           0.0000       0.0004
Brazil         0.0001      0.0004        0.0001         0.0003       0.0001        0.0003           0.0001       0.0002
Canada         0.0015      0.0071        0.0015         0.0060       0.0015        0.0048           0.0015       0.0040
Denmark        0.0003      0.0013        0.0003         0.0011       0.0003        0.0009           0.0003       0.0007
Finland        0.0001      0.0005        0.0001         0.0004       0.0001        0.0003           0.0001       0.0003
France         0.0039      0.0227        0.0039         0.0193       0.0039        0.0152           0.0039       0.0128
Germany        0.0002      0.0011        0.0002         0.0009       0.0002        0.0008           0.0002       0.0006
Hong Kong      0.0000      0.0007        0.0000         0.0006       0.0000        0.0004           0.0000       0.0004
Ireland        0.0000      0.0100        0.0000         0.0085       0.0000        0.0067           0.0000       0.0056
Italy          0.0001      0.0003        0.0001         0.0003       0.0001        0.0002           0.0001       0.0002
Japan          0.0004      0.0018        0.0004         0.0016       0.0004        0.0012           0.0004       0.0010
Korea (South)  0.0002      0.0007        0.0002         0.0006       0.0002        0.0005           0.0002       0.0004
Netherlands    0.0018      0.0077        0.0018         0.0065       0.0018        0.0051           0.0018       0.0043
Norway         0.0012      0.0055        0.0012         0.0047       0.0012        0.0037           0.0012       0.0031
Singapore      0.0000      0.0001        0.0000         0.0001       0.0000        0.0000           0.0000       0.0000
South Africa   0.0000      0.0005        0.0000         0.0004       0.0000        0.0003           0.0000       0.0003
Spain          0.0012      0.0057        0.0012         0.0048       0.0012        0.0038           0.0012       0.0032
Sweden         0.0027      0.0141        0.0027         0.0119       0.0027        0.0094           0.0027       0.0079
Switzerland    0.0012      0.0062        0.0012         0.0053       0.0012        0.0042           0.0012       0.0035
United Kingdom 0.0060      0.0458        0.0060         0.0388       0.0060        0.0306           0.0060       0.0257
-----------------------------------------------------------------------------------------------------------------------------
TOTAL         $0.0222     $0.1520       $0.0222        $0.1289      $0.0222       $0.1016          $0.0222      $0.0853
=============================================================================================================================



In January 2002, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2001. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

DIRECTORS AND OFFICERS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below. Each director will serve until that person's successor is elected and qualified.


INDEPENDENT DIRECTORS                                NUMBER OF
                                                  PORTFOLIOS IN FUND
                                      LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION TIME SERVED    BY DIRECTOR*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
EDWARD I. ALTMAN, Ph.D. (60) Director Since 1987          6          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Max L. Heine Professor of Financing and Vice Director, NYU Salomon Center, Stern
School of Business, New York University; editor and author of numerous financial publications; and financial consultant.
------------------------------------------------------------------------------------------------------------------------------------
ANN TORRE GRANT (43)         Director Since 1994          6          Independent Director, USA Education, Inc. (Sallie Mae), and
51 John F. Kennedy Pkwy.                                             Condor Technology Solutions, Inc. (information technology
Short Hills, NJ 07078-2702                                           consulting).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Independent strategic and financial consultant; and FORMERLY Executive Vice
President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, USAirways, Inc. (until
1995).
------------------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (78)    Director Since 1996          31         None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd
College (1991-present); and FORMERLY, Chairman and Director, Precise Power
Corporation (1990-1997), Director, Checkers Drive-In Restaurant, Inc.
(1994-1997), and Chairman of the Board and Chief Executive Officer, Florida
Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
BRUCE A. MACPHERSON (71)     Director Since 1974          6          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Retired, former Chairman, A.A. MacPherson, Inc., Canton, MA (representative for electrical manufacturers), and Partner/Owner McKinstry Inc., Chicopee, MA
(manufacturer of electrical enclosures).
------------------------------------------------------------------------------------------------------------------------------------

                                                      NUMBER OF
                                                  PORTFOLIOS IN FUND
                                      LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION TIME SERVED   BY DIRECTOR*     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (72)        Director Since 1996          31         None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer,
Landmark Banking Corporation (1969-1978), Financial Vice President, Florida
Power and Light (1965-1969), and Vice President, Federal Reserve Bank of Atlanta
(1958-1965).
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RUBENS II (71)       Director Since 1998          11         None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor.
------------------------------------------------------------------------------------------------------------------------------------
LEONARD RUBIN (76)           Director Since 1996          11         None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Partner in LDR Equities, LLC (manages various personal investments); and
FORMERLY, President, F.N.C. Textiles, Inc., and Chairman of the Board, Carolace
Embroidery Co., Inc. (until 1996).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT E. WADE (55)          Director Since 1991          13         Director, El Oro Mining and Exploration Company, PLC and The
51 John F. Kennedy Pkwy.                                             Exploration Company, PLC.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Practicing attorney.
------------------------------------------------------------------------------------------------------------------------------------



INTERESTED DIRECTORS AND OFFICERS                      NUMBER OF
                                                  PORTFOLIOS IN FUND
                                      LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION TIME SERVED    BY DIRECTOR*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**PETER A. LANGERMAN (46)    Chairman Chairman of         6          None
51 John F. Kennedy Pkwy.     of the   the Board
Short Hills, NJ 07078-2702   Board    since 2001
                             and      and
                             Director Director
                                      since 1989

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chief Executive Officer, Franklin Mutual Advisers, LLC.
------------------------------------------------------------------------------------------------------------------------------------
**WILLIAM J. LIPPMAN (76)    Director Since 1996          16         None
One Parker Plaza, 9th Floor
Fort Lee, NJ 07024

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Resources, Inc. and Franklin Private Client
Group, Inc.; and President, Franklin Advisory Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------


                                                     NUMBER OF
                                                 PORTFOLIOS IN FUND
                                      LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION  TIME SERVED   BY DIRECTOR*     OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------
**DAVID J. WINTERS (39)    President Since 2001           6      None
51 John F. Kennedy Pkwy.   and
Short Hills, NJ 07078-2702 Director

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Chief Investment Officer, Franklin Mutual Advisers, LLC.
--------------------------------------------------------------------------------------------
DAVID P. GOSS (54)         Vice      Since 2000        None      None
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive
Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, President, Chief Executive Officer and Director,
Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
(until 2000).
--------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)      Vice      Since 2000        None      None
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior
Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until
1986), and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
--------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (40)    Treasurer Since 2000        None      None
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 19 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (64)     Vice      Since 2000        None      None
One Franklin Parkway       President
San Mateo, CA 94403-1906   and
                           Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin
Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset
Management Ltd. (until 1999).
--------------------------------------------------------------------------------------------



*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**William J. Lippman is considered an interested person of the Fund under the federal securities laws due to his position as an officer of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Mr. Langerman and Mr. Winters are considered interested persons of the Fund under the federal securities laws due to their positions as officers of Franklin Mutual Advisers, LLC., the Fund's advisor.


The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.

[LOGO OMITTED]
FRANKLIN TEMPLETON INVESTMENTS


One Franklin Parkway
San Mateo, CA  94403-1906






ANNUAL REPORT
MUTUAL DISCOVERY FUND

CHAIRMAN OF THE BOARD
Peter A. Langerman

PRESIDENT
David J. Winters

AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. KennedyParkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES 1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current Mutual Discovery Fund prospectus, which contains more complete information including risk factors, charges and expenses. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

477 A2001 02/02              [RECYCLED SYMBOL OMITTED] Printed on recycled paper